Derivative Instruments (Summary Of Derivative Instruments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount	$ 2,877	$ 3,811
Weighted average pay rate on interest-rate swaps	3.67%	4.06%
Weighted average receive rate on interest-rate swaps	0.39%	0.18%
Weighted average maturity (years)	4 years	4 years 3 months 18 days
Fair value of interest-rate swaps	$ (213)	$ (318)
Yield maintenance provisions	213	318
Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount	$ 2,877	$ 3,811